Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Balance and Transactions

Note 12 - Related Party Balance and Transactions

(a)	Related parties

Name of related parties	Relation with the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries

Ms. Yan Fu	The Company’s director and chief executive officer and the chief executive officer of Jiangxi Ruanyun

Mr. Cong Zhao	The Company’s chief technology officer

Mr. Linhua Wan	A management staff of the Jiangxi Alphabet

Mr. Xili Huang	A majority shareholder of Jiangxi Yiluyun Technology Co., Ltd.

Jiangxi Huapeng Information System Co., Ltd.	A company controlled by Mr. Bin Wang, the director and shareholder of one of the Company’s 5% or greater shareholders, and a director of Jiangxi Ruanyun also serves as the executive director and general manager of such company

(b)	The Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had the following related party balances as of March 31, 2025 and 2024:

	For the Years Ended March 31,
	2025	2024
Amount due from related parties:
Mr. Cong Zhao(1) (2)	$—	$31,578
Ms. Xing Xie(1)	5,512	—
Mr. Xili Huang(1)	5,898	5,928
	$11,410	$37,506
Amount due to related parties:
Ms. Yan Fu(3)	$43,289	$63,403

(1) All balances with the related parties as of March 31, 2025 and 2024 were unsecured, interest-free and had no fixed terms of repayments.

(2) The amounts due from Mr. Cong Zhao were advances made for a business project. Mr. Cong Zhao subsequently repaid $31,419 as of the date of the filing of this annual report with the SEC.

(3) The amounts due to Ms. Yan Fu primarily consisted of (1) the operating lease expenses paid on behalf of the Company by Ms. Yan Fu and (2) sales commissions owed her.